Condensed Consolidated Statement of Changes in Shareholders' equity of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Balance as of January 1 at Dec. 31, 2022	€ 213,164	€ 767	€ 714,177	€ (500,299)	€ (1,481)
Other comprehensive income	340				340
Net loss	(44,357)			(44,357)
Comprehensive loss for the year	(44,017)			(44,357)	340
Equity-settled share-based compensation	11,615		11,615
Share options exercised	40		40
Issue of share capital – net of transaction costs	37,411	37	37,374
Balance as of June 30 at Jun. 30, 2023	218,213	804	763,206	(544,656)	(1,141)
Balance as of January 1 at Dec. 31, 2023	225,084	847	823,166	(597,293)	(1,636)
Other comprehensive income	798				798
Net loss	(21,076)			(21,076)
Comprehensive loss for the year	(20,278)			(21,076)	798
Equity-settled share-based compensation	8,605		8,605
Share options exercised	1,037	1	1,036
Issue of share capital – net of transaction costs	173,440	183	173,257
Balance as of June 30 at Jun. 30, 2024	€ 387,888	€ 1,031	€ 1,006,064	€ (618,369)	€ (838)